Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events On March 21, 2018, the Company increased the authorized number of Class A common stock issuable under its 2007 Long-Term Incentive Plan by 6.0 million shares.